owners' equity (Tables)	6 Months Ended
Jun. 30, 2026
Subsidiaries with significant non-controlling interests
Schedule of authorized share capital

	June 30,		December 31,
As at	2026		2025
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion

Telus International (Cda) Inc.
Subsidiaries with significant non-controlling interests
Schedule of summarized financial information of Subsidiary

For the periods ended June 30, 2025 (millions)
Statement of income and other comprehensive income [1,2]
THREE-MONTH
Revenue and other income	$966
Net income (loss)	$(376)
Comprehensive income (loss)	$(504)
Net income (loss) allocated to non-controlling interest	$(252)
Other comprehensive income allocated to non-controlling interest	$(54)
Comprehensive income (loss) allocated to non-controlling interest	$(306)
SIX-MONTH
Revenue and other income	$1,928
Net income (loss)	$(411)
Comprehensive income (loss)	$(516)
Net income (loss) allocated to non-controlling interest	$(272)
Other comprehensive income allocated to non-controlling interest	$(45)
Comprehensive income (loss) allocated to non-controlling interest	$(317)
Statement of cash flows [1,2]
THREE-MONTH
Cash provided by operating activities	$43
Cash used by investing activities	$(43)
Cash provided by financing activities	$8
SIX-MONTH
Cash provided by operating activities	$102
Cash used by investing activities	$(82)
Cash used by financing activities	$(68)

1	As required by IFRS Accounting Standards, this summarized financial information excludes inter-company eliminations.
2	Amounts for periods in the year ended December 31, 2025, are prior to privatization on October 31, 2025.

Terrion wireless tower infrastructure
Subsidiaries with significant non-controlling interests
Schedule of summarized financial information of Subsidiary

As at, or for the periods [1] ended, (millions)	June 30, 2026	December 31, 2025
Statement of financial position [2]
Current assets	$55	$33
Non-current assets	$776	$658
Current liabilities	$47	$37
Non-current liabilities	$420	$314
Accumulated non-controlling interest in Terrion in Consolidated statement of changes in owners’ equity	$801	$799
Statement of income and other comprehensive income [2]
THREE-MONTH
Revenue and other income	$46
Net income [3]	$16
Comprehensive income [3]	$16
Net income and comprehensive income allocated to non-controlling interest	$8
SIX-MONTH
Revenue and other income	$92
Net income [3]	$32
Comprehensive income [3]	$32
Net income and comprehensive income allocated to non-controlling interest	$16
Statement of cash flows [1]
THREE-MONTH
Cash provided by operating activities	$36
Cash used by investing activities [4]	$(23)
Cash used by financing activities	$(12)
Partnership distributions to non-controlling interest (included as a use of cash in financing activities)	$9
SIX-MONTH
Cash provided by operating activities	$69
Cash used by investing activities [4]	$(33)
Cash used by financing activities	$(28)
Partnership distributions to non-controlling interest (included as a use of cash in financing activities)	$14

1	Amounts for periods in the year ended December 31, 2025, are for the 160-day period from the date of establishment, July 24, 2025, through December 31, 2025, inclusive.
2	As required by IFRS Accounting Standards, this summarized financial information excludes inter-company eliminations.
3	As Terrion is a partnership, no provision is made for income taxes in respect of the partners in determining Terrion’s net income and comprehensive income.
4	For the three-month period ended June 30, 2026, Includes additions (excluding additions from leases) to property, plant and equipment of $19 and change in associated non-cash investing working capital of $(4). For the six-month period ended June 30, 2026, Includes additions (excluding additions from leases) to property, plant and equipment of $28 and change in associated non-cash investing working capital of $(9).